Report Of The Directors Financial Review Risk Report - Securitisation exposures and other structured products (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 2,471,203	$ 2,433,785
Trading
Disclosure of financial assets [line items]
Financial assets	238,130	287,995
Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	62,666
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	2,349	29,464
Asset-backed securities
Disclosure of financial assets [line items]
Available-for-sale reserve	(179)	(466)
Impairment write-back	106	240
Asset-backed securities | Trading
Disclosure of financial assets [line items]
Financial assets	3,351	2,986
Asset-backed securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	2
GB & M Legacy Credit Portfolio | Asset-backed securities
Disclosure of financial assets [line items]
Financial assets	6,000	$ 9,000
Carrying amount | Asset-backed securities
Disclosure of financial assets [line items]
Financial assets	42,102
Carrying amount | Asset-backed securities | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	2,412
Carrying amount | Asset-backed securities | Mortgage-related assets
Disclosure of financial assets [line items]
Financial assets	32,727
Carrying amount | Asset-backed securities | Mortgage-related assets | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	208
Carrying amount | Asset-backed securities | Mortgage-related assets - sub-prime residential
Disclosure of financial assets [line items]
Financial assets	604
Carrying amount | Asset-backed securities | Mortgage-related assets - sub-prime residential | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	50
Carrying amount | Asset-backed securities | Mortgage-related assets - US Alt-A residential
Disclosure of financial assets [line items]
Financial assets	183
Carrying amount | Asset-backed securities | Mortgage-related assets - US Alt-A residential | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	42
Carrying amount | Asset-backed securities | Mortgage-related assets - US Government agency and sponsored enterprises: MBSs
Disclosure of financial assets [line items]
Financial assets	29,437
Carrying amount | Asset-backed securities | Mortgage-related assets - US Government agency and sponsored enterprises: MBSs | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	0
Carrying amount | Asset-backed securities | Mortgage-related assets, UK buy-to-let residential
Disclosure of financial assets [line items]
Financial assets	0
Carrying amount | Asset-backed securities | Mortgage-related assets, UK buy-to-let residential | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	0
Carrying amount | Asset-backed securities | Mortgage-related assets - other residential
Disclosure of financial assets [line items]
Financial assets	1,719
Carrying amount | Asset-backed securities | Mortgage-related assets - other residential | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	10
Carrying amount | Asset-backed securities | Mortgage-related assets - commercial property
Disclosure of financial assets [line items]
Financial assets	784
Carrying amount | Asset-backed securities | Mortgage-related assets - commercial property | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	106
Carrying amount | Asset-backed securities | Leveraged finance-related assets
Disclosure of financial assets [line items]
Financial assets	367
Carrying amount | Asset-backed securities | Leveraged finance-related assets | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	200
Carrying amount | Asset-backed securities | Student loan-related assets
Disclosure of financial assets [line items]
Financial assets	1,965
Carrying amount | Asset-backed securities | Student loan-related assets | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	1,800
Carrying amount | Asset-backed securities | Auto finance-related assets
Disclosure of financial assets [line items]
Financial assets	2,859
Carrying amount | Asset-backed securities | Auto finance-related assets | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	0
Carrying amount | Asset-backed securities | Other assets
Disclosure of financial assets [line items]
Financial assets	4,184
Carrying amount | Asset-backed securities | Other assets | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	204
Carrying amount | Asset-backed securities | Trading
Disclosure of financial assets [line items]
Financial assets	3,553
Carrying amount | Asset-backed securities | Trading | Mortgage-related assets
Disclosure of financial assets [line items]
Financial assets	1,680
Carrying amount | Asset-backed securities | Trading | Mortgage-related assets - sub-prime residential
Disclosure of financial assets [line items]
Financial assets	17
Carrying amount | Asset-backed securities | Trading | Mortgage-related assets - US Alt-A residential
Disclosure of financial assets [line items]
Financial assets	0
Carrying amount | Asset-backed securities | Trading | Mortgage-related assets - US Government agency and sponsored enterprises: MBSs
Disclosure of financial assets [line items]
Financial assets	153
Carrying amount | Asset-backed securities | Trading | Mortgage-related assets, UK buy-to-let residential
Disclosure of financial assets [line items]
Financial assets	0
Carrying amount | Asset-backed securities | Trading | Mortgage-related assets - other residential
Disclosure of financial assets [line items]
Financial assets	924
Carrying amount | Asset-backed securities | Trading | Mortgage-related assets - commercial property
Disclosure of financial assets [line items]
Financial assets	586
Carrying amount | Asset-backed securities | Trading | Leveraged finance-related assets
Disclosure of financial assets [line items]
Financial assets	306
Carrying amount | Asset-backed securities | Trading | Student loan-related assets
Disclosure of financial assets [line items]
Financial assets	149
Carrying amount | Asset-backed securities | Trading | Auto finance-related assets
Disclosure of financial assets [line items]
Financial assets	282
Carrying amount | Asset-backed securities | Trading | Other assets
Disclosure of financial assets [line items]
Financial assets	1,136
Carrying amount | Asset-backed securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	17,995
Carrying amount | Asset-backed securities | Financial assets measured at fair value through other comprehensive income, category | Mortgage-related assets
Disclosure of financial assets [line items]
Financial assets	15,422
Carrying amount | Asset-backed securities | Financial assets measured at fair value through other comprehensive income, category | Mortgage-related assets - sub-prime residential
Disclosure of financial assets [line items]
Financial assets	587
Carrying amount | Asset-backed securities | Financial assets measured at fair value through other comprehensive income, category | Mortgage-related assets - US Alt-A residential
Disclosure of financial assets [line items]
Financial assets	87
Carrying amount | Asset-backed securities | Financial assets measured at fair value through other comprehensive income, category | Mortgage-related assets - US Government agency and sponsored enterprises: MBSs
Disclosure of financial assets [line items]
Financial assets	14,627
Carrying amount | Asset-backed securities | Financial assets measured at fair value through other comprehensive income, category | Mortgage-related assets, UK buy-to-let residential
Disclosure of financial assets [line items]
Financial assets	0
Carrying amount | Asset-backed securities | Financial assets measured at fair value through other comprehensive income, category | Mortgage-related assets - other residential
Disclosure of financial assets [line items]
Financial assets	15
Carrying amount | Asset-backed securities | Financial assets measured at fair value through other comprehensive income, category | Mortgage-related assets - commercial property
Disclosure of financial assets [line items]
Financial assets	106
Carrying amount | Asset-backed securities | Financial assets measured at fair value through other comprehensive income, category | Leveraged finance-related assets
Disclosure of financial assets [line items]
Financial assets	40
Carrying amount | Asset-backed securities | Financial assets measured at fair value through other comprehensive income, category | Student loan-related assets
Disclosure of financial assets [line items]
Financial assets	1,815
Carrying amount | Asset-backed securities | Financial assets measured at fair value through other comprehensive income, category | Auto finance-related assets
Disclosure of financial assets [line items]
Financial assets	0
Carrying amount | Asset-backed securities | Financial assets measured at fair value through other comprehensive income, category | Other assets
Disclosure of financial assets [line items]
Financial assets	718
Carrying amount | Asset-backed securities | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	20,398
Carrying amount | Asset-backed securities | Financial assets at amortised cost, category | Mortgage-related assets
Disclosure of financial assets [line items]
Financial assets	15,498
Carrying amount | Asset-backed securities | Financial assets at amortised cost, category | Mortgage-related assets - sub-prime residential
Disclosure of financial assets [line items]
Financial assets	0
Carrying amount | Asset-backed securities | Financial assets at amortised cost, category | Mortgage-related assets - US Alt-A residential
Disclosure of financial assets [line items]
Financial assets	2
Carrying amount | Asset-backed securities | Financial assets at amortised cost, category | Mortgage-related assets - US Government agency and sponsored enterprises: MBSs
Disclosure of financial assets [line items]
Financial assets	14,657
Carrying amount | Asset-backed securities | Financial assets at amortised cost, category | Mortgage-related assets, UK buy-to-let residential
Disclosure of financial assets [line items]
Financial assets	0
Carrying amount | Asset-backed securities | Financial assets at amortised cost, category | Mortgage-related assets - other residential
Disclosure of financial assets [line items]
Financial assets	780
Carrying amount | Asset-backed securities | Financial assets at amortised cost, category | Mortgage-related assets - commercial property
Disclosure of financial assets [line items]
Financial assets	59
Carrying amount | Asset-backed securities | Financial assets at amortised cost, category | Leveraged finance-related assets
Disclosure of financial assets [line items]
Financial assets	0
Carrying amount | Asset-backed securities | Financial assets at amortised cost, category | Student loan-related assets
Disclosure of financial assets [line items]
Financial assets	0
Carrying amount | Asset-backed securities | Financial assets at amortised cost, category | Auto finance-related assets
Disclosure of financial assets [line items]
Financial assets	2,577
Carrying amount | Asset-backed securities | Financial assets at amortised cost, category | Other assets
Disclosure of financial assets [line items]
Financial assets	2,323
Carrying amount | Asset-backed securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	156
Carrying amount | Asset-backed securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Mortgage-related assets
Disclosure of financial assets [line items]
Financial assets	127
Carrying amount | Asset-backed securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Mortgage-related assets - sub-prime residential
Disclosure of financial assets [line items]
Financial assets	0
Carrying amount | Asset-backed securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Mortgage-related assets - US Alt-A residential
Disclosure of financial assets [line items]
Financial assets	94
Carrying amount | Asset-backed securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Mortgage-related assets - US Government agency and sponsored enterprises: MBSs
Disclosure of financial assets [line items]
Financial assets	0
Carrying amount | Asset-backed securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Mortgage-related assets, UK buy-to-let residential
Disclosure of financial assets [line items]
Financial assets	0
Carrying amount | Asset-backed securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Mortgage-related assets - other residential
Disclosure of financial assets [line items]
Financial assets	0
Carrying amount | Asset-backed securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Mortgage-related assets - commercial property
Disclosure of financial assets [line items]
Financial assets	33
Carrying amount | Asset-backed securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Leveraged finance-related assets
Disclosure of financial assets [line items]
Financial assets	21
Carrying amount | Asset-backed securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Student loan-related assets
Disclosure of financial assets [line items]
Financial assets	1
Carrying amount | Asset-backed securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Auto finance-related assets
Disclosure of financial assets [line items]
Financial assets	0
Carrying amount | Asset-backed securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Other assets
Disclosure of financial assets [line items]
Financial assets	$ 7